Income Taxes (Details Narrative) (PREMA LIFE PTY. LTD) (10-K)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
PREMA LIFE PTY. LTD. [Member]
Income tax, description	The Company is subject to the tax laws of the Australia at range from 27.5% to 30.0%. There is no taxation during the financial year ended June 30, 2020 and 2019.	The Company is subject to the tax laws of the Australia at range from 27.5% to 30.0%.